Schedule of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 2,005	$ 896
Capitalized research and development	675	299
Lease liability	367	435
Accrued liabilities	156	81
Stock compensation	123	17
Derivative liability		31
Deferred tax assets	3,326	1,759
Deferred tax liabilities:
Lease right-of-use asset	(380)	(462)
Fixed assets	(11)
Unamortized debt discount		(31)
Deferred tax liabilities	(391)	(493)
Less: Valuation allowance	(2,935)	(1,266)
Net deferred tax assets